UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    NSB Advisors LLC
Address: 200 Westage Center Drive, Suite 228
         Fishkill, NY 12524

13F File Number:  028-13807

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy I. Denney
Title:     Chief Compliance Officer
Phone:     (845) 897-1560

Signature, Place, and Date of Signing:

 /s/  Nancy I. Denney     Wilmington, DE     January 31, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $955,498 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amgen Inc		       COM		031162100     2390    43530 SH		Sole		   		       43530
Astronics Corp		       COM		046433108    50736  2416001 SH		Sole		   		     2416001
Calpine Corporation	       COM NEW		131347304     6669   499950 SH		Sole		    		      499950
Celgene Corp.		       COM		151020104     3795    64165 SH		Sole		     		       64165
Chevron Corporation	       COM		166764100      860     9430 SH		Sole		      		        9430
Consolidated Edison	       COM		209115104      218     4400 SH		Sole		      		        4400
Eastern Co                     COM              276317104    41718  2337169 SH		Sole		   		     2337169
Ecology & Enviroment Inc.      CL A		278878103      815    54329 SH		Sole		     		       54329
General Electric	       COM		369604103      497    27180 SH		Sole		     		       27180
Gulfmark Offshore Inc Cl A New CL A NEW		402629208    21381   703326 SH		Sole		    		      703326
Intl Business Machines	       COM		459200101      919     6265 SH		Sole		      		        6265
Johnson & Johnson              COM		478160104      710    11479 SH		Sole		     		       11479
Lilly (Eli)		       COM		532457108      209     5974 SH		Sole		      		        5974
Microsoft Corp		       COM		594918104      222     7947 SH		Sole		      		        7947
PNC Financial Services Group I COM		693475105      295     4857 SH		Sole		      		        4857
Pfizer, Inc		       COM		717081103      278    15876 SH		Sole		     		       15876
Precision Castparts	       COM		740189105     1621    11642 SH		Sole		     		       11642
Procter & Gamble               COM		742718109      866    13464 SH		Sole		     		       13464
Rand Capital Corp	       COM		752185108     7582  2347454 SH		Sole		   		     2347454
Rogers Corporation	       COM		775133101     1912    50000 SH		Sole		     		       50000
Transcat Inc.		       COM		893529107    39029  4460428 SH		Sole		   		     4460428
II-VI, Inc.                    COM		902104108      649    14000 SH		Sole		     		       14000
Union Pacific Corp	       COM		907818108      231     2493 SH		Sole		      		        2493
U.S. Lime & Minerals Inc.      COM		911922102    42155  1000605 SH		Sole		   		     1000605
United Technologies Corp       COM		913017109      311     3947 SH		Sole		      		        3947
Unitil Corp.		       COM		913259107    13981   614840 SH		Sole		    		      614840
Argan Inc.		       COM		04010E109    43042  4643098 SH		Sole		   		     4643098
BGC Partners Inc Cl A	       CL A		05541T101	83    10000 SH		Sole		     		       10000
CH Energy Group Inc.	       COM		12541M102      374     7653 SH		Sole		     		        7653
Exxon Mobil		       COM		30231G102     1416    19372 SH		Sole		     		       19372
GSE Systems Inc		       COM		36227k106     9637  2662067 SH		Sole		   		     2662067
Global PWR Equip Group Inc     COM PAR $0.01	37941p306    71164  3067428 SH		Sole		   		     3067428
Globecomm Systems	       COM		37956X103    78224  7822424 SH		Sole		   	 	     7822424
M&T Bank Corp.                 COM              55261F104      871    10010 SH		Sole		     		       10010
Merck & Co                     COM		58933y105      423    11725 SH		Sole		     		       11725
Nanosphere Inc.		       COM		63009F105      368    84500 SH		Sole		     		       84500
PMFG Inc.		       COM		69345P103   150758  9192577 SH		Sole		   		     9192577
Powershares QQQ Trust	       UNIT SER 1	73935a104      241     4420 SH		Sole		      		        4420
Price T Rowe Group Inc	       COM		74144T108      213     3300 SH		Sole		      		        3300
Proshares Trust Ultrashort     PSHS ULSHT SP500	74347r883     5278   222156 SH		Sole		    		      222156
SPDR GOLD TR		       GOLD SHS		78463v107      212     1525 SH		Sole		      		        1525
SPDR S&P Midcap 400 ETF        UTSER1 S&PDCRP   78467y107      212     1290 SH		Sole		      		        1290
Technology Select Sector SPDR  SBI INT-TECH	81369Y803      272    10790 SH		Sole		     		       10790
WebMD Health Corp.	       COM		94770V102      206     4027 SH		Sole		      		        4027
Apco Oil & Gas International   COM		g0471f109   352455  6129653 SH		Sole		   		     6129653